Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Summary of reconciliation of net operating profit

		United States Dollar
Figures in millions unless otherwise stated	Notes	2023	2022

Total borrowings	27	1,236.5	1,079.3
Add: Lease liability	36	436.4	394.2
Less: Cash and cash equivalents	24	648.7	769.4
Net debt		1,024.2	704.1
Adjusted EBITDA		2,428.3	2,440.1
Net debt to adjusted EBITDA ratio		0.42	0.29
Adjusted EBITDA to net finance charges ratio		23.6	25.1
Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year from continuing operations		745.2	708.7
Mining and income taxation		465.1	442.1
Royalties		116.4	110.4
Finance expense		62.9	72.5
Investment income		(24.9)	(13.3)
Gain on financial instruments		—	(24.0)
Foreign exchange loss/(gain)		5.6	(6.7)
Amortisation and depreciation	2	795.3	844.3
Share-based payments		9.1	6.9
Long-term incentive plan		55.8	29.0
Restructuring costs	8	7.8	11.3
Silicosis settlement costs		(4.1)	(2.2)
Impairment of investments and assets		156.4	505.0
Profit on disposal of assets		(32.4)	(10.4)
Share of results of equity accounted investees, net of taxation		32.6	2.9
Yamana break fee	8	—	(300.0)
Yamana transaction costs	8	—	33.0
Rehabilitation expense/(income)	8	4.0	(8.9)
Realised gain on derivative contracts	41	—	22.2
Ghana expected credit loss	13.1	33.2	17.5
Other		0.3	(0.2)
Adjusted EBITDA		2,428.3	2,440.1